Share Capital (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital [Abstract]
Schedule of share capital
	Ordinary shares
	of NIS no par value each
	2017	2016	2015
	No nominal par value	NIS 1.00 par value	NIS 1.00 par value

Authorized share capital	11,666,667	11,666,667	35,000,000

Issued and outstanding	9,190,808	9,190,808	27,572,426